CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 217,612	$ 205,160	$ 155,810
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on debt securities arising during the period	(346,963)	(52,538)	32,312
Change in retirement obligation	(11,177)	4,066	3,029
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(90)	(625)	0
Other comprehensive income (loss)	(358,230)	(49,097)	35,341
Comprehensive income (loss)	$ (140,618)	$ 156,063	$ 191,151